DocumentAndEntityInformation	Oct. 27, 2026
Document Information Line Items
Entity Central Index Key	0000356309
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	NEW JERSEY RESOURCES CORPORATION
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-08359
Entity Tax Identification Number	22-2376465
Entity Address, Address Line One	1415 Wyckoff Road
Entity Address, City or Town	Wall
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07719
City Area Code	732
Local Phone Number	938-1480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $2.50 par value
Trading Symbol	NJR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false